Summary of the Location and Fair Value of Derivative Financial Instruments Reported in the Consolidated Balance Sheet (Detail) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Cross-Currency Swap Contracts | Other Liabilities
Derivatives, Fair Value [Line Items]
Net investment hedges	$ 36,582
Costless Collar Contracts | Accounts Receivable
Derivatives, Fair Value [Line Items]
Cash flows hedges	638	1,624
Costless Collar Contracts | Other Accrued Liabilities
Derivatives, Fair Value [Line Items]
Cash flows hedges	$ 2,979	$ 2,334